INCOME TAXES AND TAX RELATED PAYMENTS (Tax Effect of Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-IPO equity transaction - tax basis adjustment
Tax basis goodwill and other intangible assets	$ 235,372	$ 239,910
Other assets	19,161	19,341
Principals’ (and a former senior employee’s) exchanges - tax basis adjustment
Tax basis goodwill and other intangible assets	76,390	31,788
Other assets	2,417	1,558
Public offering basis difference	(922)	15,725
Compensation and benefits	11,017	8,557
Options in affiliates	3,558	6,975
Partnership basis differences	77,158	70,581
Other	15,008	26,592
Total deferred tax assets	439,159	421,027
Valuation allowance	(13,072)	(49,805)	(83,025)
Deferred tax liabilities	(8,464)	(16,696)
Net deferred tax assets	$ 417,623	$ 354,526